Consolidated Statements Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 1,124	$ 315	$ 1,274
Other comprehensive income (loss), net of tax:
Reclassification to earnings of gains and losses on derivative instruments accounted for as cash flow hedges	3	(4)	(17)
Change in value of derivative instruments accounted for as cash flow hedges	0	(1)	12
Change in value of available-for-sale securities	1	2	0
Actuarial gain (loss) relating to pension and other postretirement benefits	(113)	66	(10)
Foreign currency translation adjustment	(2)	(1)	0
Change in other comprehensive income from unconsolidated affiliates	(6)	17	(9)
Other comprehensive income (loss), net of tax, total	(117)	79	(24)
Comprehensive income	1,007	394	1,250
Less: Comprehensive income attributable to noncontrolling interest	388	181	959
Comprehensive income attributable to partners	$ 619	$ 213	$ 291